REGULATORY CAPITAL (Tables) - Old Glory Holding Co [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF REGULATORY CAPITAL AMOUNTS AND RATIOS

The actual and required capital amounts and ratios are shown in the following table:

	Actual		Required for Capital Adequacy Purposes		Minimum Requirements To Be Well Capitalized Under Prompt Corrective Action Regulations
(000’s omitted)	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2025:

Total Capital to risk weighted assets	$10,245	18.80%	$4,360	8.00%	$5,450	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$10,015	18.37%	$3,270	6.00%	$4,360	8.00%
Common Tier 1 (CET1)	$10,015	18.37%	$2,453	4.50%	$3,543	6.50%
Tier 1 (Core) Capital
to average assets	$10,015	4.17%	$9,616	4.00%	$12,020	5.00%

December 31, 2024:

Total Capital to risk weighted assets	$10,035	61.29%	$1,310	8.00%	$1,637	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$9,992	61.03%	$982	6.00%	$1,310	8.00%
Common Tier 1 (CET1)	$9,992	61.03%	$737	4.50%	$1,064	6.50%
Tier 1 (Core) Capital
to average assets	$9,992	5.80%	$6,890	4.00%	$8,613	5.00%

SCHEDULE OF OPERATING LEASES

The Company has the following operating leases as of December 31, 2025:

			Monthly	Related	Future Lease
Description	Address	Expiration	Lease	Party	Commitments

Office Building	Roswell, GA	Apr 30, 2026	$2	N	$10

Office Building	Oklahoma City, OK	Dec 31, 2026	$2	Y	24

			$4		$34